Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 2,816,588	¥ 2,363,737
Carried at fair value	[1]	1,908,000	1,650,115
Total		4,724,588	4,013,852
Advances to affiliated companies [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		8,014	4,000
Carried at fair value	[1]	298
Total		8,312	4,000
Total [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		2,824,602	2,367,737
Carried at fair value	[1]	1,908,298	1,650,115
Total		4,732,900	4,017,852
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		840,707	802,595
Carried at fair value	[1]
Total		840,707	802,595
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		542,026	457,273
Carried at fair value	[1]
Total		542,026	457,273
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost
Carried at fair value	[1]
Total
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,433,855	1,103,869
Carried at fair value	[1]	1,908,000	1,650,115
Total		¥ 3,341,855	¥ 2,753,984

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.